Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended	2 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	16 Months Ended	21 Months Ended	25 Months Ended	26 Months Ended	28 Months Ended	33 Months Ended	37 Months Ended	38 Months Ended	40 Months Ended	45 Months Ended	49 Months Ended	50 Months Ended	52 Months Ended	57 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	69 Months Ended	73 Months Ended	81 Months Ended	85 Months Ended	93 Months Ended	97 Months Ended	105 Months Ended
		Sep. 25, 2020	Aug. 07, 2020	Sep. 08, 2017	Dec. 30, 2016	Sep. 30, 2017	Nov. 30, 2020	Nov. 30, 2020	Sep. 30, 2017	Sep. 30, 2025	Sep. 30, 2018	Nov. 30, 2021	Nov. 30, 2021	Sep. 30, 2018	Sep. 30, 2019	Nov. 30, 2022	Nov. 30, 2022	Sep. 30, 2019	Sep. 30, 2020	Nov. 30, 2023	Nov. 30, 2023	Sep. 30, 2020	Sep. 30, 2021	Nov. 30, 2024	Nov. 30, 2024	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025
C000253898
Account Value [Line Items]
Line Graph and Table Measure Name										Redwheel Next Generation Power Infrastructure Fund, Institutional Class Shares
Accumulated Value			$ 1,000,000					$ 1,144,260					$ 1,305,697				$ 1,226,739				$ 987,926				$ 1,104,256				$ 1,293,591
C000253897
Account Value [Line Items]
Line Graph and Table Measure Name										Redwheel Next Generation Power Infrastructure Fund, Class A Shares
Accumulated Value		$ 1,000,000					$ 1,178,207					$ 1,340,261				$ 1,256,091				$ 1,009,110				$ 1,125,484			$ 1,316,335
C000174122
Account Value [Line Items]
Line Graph and Table Measure Name										Redwheel Global Emerging Equity Fund, Institutional Class Shares
Accumulated Value					$ 10,000,000				$ 13,130,000					$ 11,846,873				$ 11,437,034				$ 12,728,810				$ 16,486,485				$ 11,314,219		$ 12,498,240		$ 14,425,956		$ 17,376,622
C000174121
Account Value [Line Items]
Line Graph and Table Measure Name										Redwheel Global Emerging Equity Fund, Class I Shares
Accumulated Value				$ 250,000		$ 251,919					$ 226,828				$ 218,797				$ 243,382				$ 314,951					$ 215,947			$ 238,312		$ 274,649		$ 330,232
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]									MSCI ACWI Index (USD) (NR)
Accumulated Value			1,000,000					1,102,564					1,315,029				1,162,214				1,301,827				1,641,832				1,898,526
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]									MSCI ACWI Index (USD) (NR)
Accumulated Value		1,000,000					1,116,288					1,331,398				1,176,680				1,318,031				1,662,268			1,922,158
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]									MSCI Emerging Markets Index (USD) (NR)
Accumulated Value					$ 10,000,000				$ 12,778,088					$ 12,674,348				$ 12,418,777				$ 13,727,567				$ 16,226,562				$ 11,664,599		$ 13,029,273		$ 16,423,682		$ 19,268,699
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]									MSCI Emerging Markets Index (USD) (NR)
Accumulated Value				$ 250,000		$ 248,087					$ 246,072				$ 241,110				$ 266,521				$ 315,039					$ 226,468			$ 252,963		$ 318,866		$ 374,102
S&P Global Infrastructure Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]									S&P Global Infrastructure Index (USD) (NR)
Accumulated Value			1,000,000					1,077,666					1,155,905				1,247,986				1,238,520				1,541,265				1,749,711
S&P Global Infrastructure Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]									S&P Global Infrastructure Index (USD) (TR)
Accumulated Value			$ 1,000,000					$ 1,080,249					$ 1,167,261				$ 1,270,361				$ 1,272,727				$ 1,598,663				$ 1,828,627
S&P Global Infrastructure Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]									S&P Global Infrastructure Index (USD) (NR)
Accumulated Value		1,000,000					1,126,338					1,208,110				1,304,350				1,294,456				1,610,874			1,828,734
S&P Global Infrastructure Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]									S&P Global Infrastructure Index (USD) (TR)
Accumulated Value		$ 1,000,000					$ 1,127,626					$ 1,218,455				$ 1,326,076				$ 1,328,546				$ 1,668,777			$ 1,908,826

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.